Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended		7 Months Ended	9 Months Ended
		Oct. 05, 2020	Aug. 04, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 19, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Aggregate price of common stock	[1]				$ 25,000
Founder shares (in Shares)			750,000
Founder shares represent, percentage			20.00%
Forfeiture of founder shares (in Shares)		750,000
Stock split reverse, description									Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private placement warrants, description									the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.	Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The over-allotment expired unexercised on October 5, 2020.
Working capital loans							$ 1,500,000			$ 1,500,000
Business combination entity price per warrant (in Dollars per share)										$ 1.00
Secretarial administrative services									$ 15,000	$ 15,000
Incurred for services				$ 15,000			45,000	$ 15,000		135,000
Prepaid expenses							$ 15,000			$ 15,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of shares purchased by sponsor (in Shares)						7,187,500
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Aggregate price of common stock						$ 25,000
Common stock outstanding (in Shares)			5,750,000				5,000,000		5,000,000	5,000,000
Forfeiture of founder shares (in Shares)										750,000

[1]	This number included an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020, resulting in the forfeiture of 750,000 Founder Shares.